Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Revenues to be Received on Committed Agreements

At September 30, 2017, the minimum future revenues to be received on committed time-charter party agreements and interest income from direct financing leases are approximately:

Remainder of 2017	$201,981
2018	808,940
2019	786,429
2020	746,248
2021	659,819
Thereafter	1,464,901
$4,668,318

Schedule of Outstanding Commitments for Installment Payments for Vessels

At September 30, 2017, based on the contractual delivery dates, the Company has outstanding commitments for installment payments for vessels under construction as follows:

Remainder of 2017	$48,000
2018	197,900
$245,900

Schedule of Commitment Under Operating Leases

At September 30, 2017, the commitment under operating leases for vessels is $1,411,950,000 for the remainder of 2017 to 2029 and office space is $10,623,000 for 2017 to 2024. Total commitments under these leases are as follows:

Remainder of 2017	$36,641
2018	147,490
2019	148,320
2020	148,994
2021	149,952
Thereafter	791,176
$1,422,573